Balance Sheet Components - Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 2,986	$ 2,758	$ 2,040
Work-in-progress	1,231	1,132	976
Finished goods	2,353	1,274	1,519
Inventory, net	$ 6,570	$ 5,164	$ 4,535